Description of Business, and Basis of Presentation and Summary of Significant Accounting Policies - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	5 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	7 years
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	2 years
Database [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	5 years
Database [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	7 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	5 years
Customer portfolio [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years
Non-compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	15 years